(ICON)

Prudential
Natural
Resources
Fund, Inc.

SEMI
ANNUAL
REPORT
Nov. 30, 1996
(LOGO)

Prudential Natural Resources Fund, Inc.

Performance At A Glance.
It was a mixed six months for natural resources stocks. On the positive side, rising global demand for oil caused energy stocks to soar. On the negative side, precious metals stocks delivered disappointing results. Unfortunately, your Fund didn't benefit fully from either situation: we had cut back on our energy holdings in midsummer, before the rally -- and we had significant holdings invested in precious metals. As a result, your Fund trailed the average natural resources fund over the past six months as measured by Lipper
Analytical Services.

Cumulative Total Returns1              As of 11/30/96

                              Six       One      Five
Since
                             Months     Year     Years
Inception2
                Class A       5.4%      35.3%    116.3%
87.8%
                Class B      5.0        34.3     108.1
101.8
                Class C      5.0        34.3     N/A
48.9
                Class Z      N/A        N/A      N/A
7.0
Lipper Nat. Resources Avg.3  10.7       39.2     98.0
88.2

Average Annual Total Returns1                  As of
12/31/96

                           One      Five        Since
                           Year     Years     Inception2
                Class A    21.7%    14.7%        8.6%
                Class B    22.1     14.9         7.8
                Class C    26.1     N/A         17.6

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee. Class Z shares have been in existence for less than one year and average annual returns are not available.

2Inception dates: 1/22/90 Class A; 9/28/87 Class B; 8/1/94
Class C; 9/16/96
Class Z.

3Lipper average returns are for 40 funds for six months, 39 funds for one year,
17 funds for five years and 16 funds since inception of the Class A shares on
1/22/90.

How Investments Compared.
    (As of 11/30/96)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Leigh R. Goehring, Fund Manager                  (PICTURE)

Portfolio
Manager's ReportThe Prudential Natural Resources Fund seeks long-term growth of capital by investing in foreign and domestic companies that own, explore, mine, process or develop natural resources, or provide goods and services for those industries. These resources include precious metals; ferrous and non-ferrous metals; strategic metals; hydrocarbons, such as oil, gas and coal; and timber land. The Fund may be affected to a greater extent by any single economic, political or regulatory development than a mutual fund that does not focus its investments on specific economic sectors. There can be no assurance that the
Fund will achieve its investment objective.

Inflation Indicators.
Commodities prices have traditionally been seen as predicting inflationary trends. That's because just about every good and service produced in an economy relies on such raw materials as oil, metal or wood -- either as a component or in the manufacturing process. For this reason, investing in natural resources -- or stocks in the commodities business -- has long been used to hedge against inflation.

Strategy Session.
------------------------------------------------------------
-----
Historically, natural resources prices have moved in boom or bust cycles, meaning they go up and down in wide swings. The past six months were no exception. Oil prices surged to five-year highs, amid fears that growing world demand would outstrip low inventories. Metals prices, meanwhile, plunged this summer when cash-strapped Russian companies sold large amounts of nickel, aluminum, platinum and palladium. In the U.S., grain prices for future delivery sank to their lowest prices in 17 months on reports in November of bumper crops.

Over the past six months -- in fact, over the past year -- we saw good prospects in energy. That's where we had almost half of our assets -- 46% as of November 30, up from 40% six months earlier. Oil prices had been moving up strongly since late in 1995 and we expected this trend to continue. We would have held even more assets in energy, had our confidence not waned in midsummer. That's when we thought that the United Nations would soon allow
Iraq to resume oil production. As a result, we significantly reduced our energy holdings.

We put the proceeds from the sales of our energy stocks into precious metals stocks, increasing our holdings to 25% of assets on November 30, up from 13% on May 31. We thought these stocks were poised to rise, because of increasing demand -- especially for gold -- from the emerging economies of Latin America and Asia, where demand for jewelry, for instance, has been surging. At the same time, production wasn't keeping pace. Precious metal stocks, meanwhile, had been stable since 1993, so we were able to find good companies at attractive prices.

      Portfolio Breakdown.
  Expressed as a percentage of
total investments as of 11/30/96.
           (CHART)

What Went Well.
---------------------------------------------------
Right On Energy.
It was a good move to have invested almost half of the Fund's assets in energy stocks. Our energy holdings returned 28% over the six months, fueled by rising oil and gas prices. Prices initially climbed because of soaring demand for heating oil during the severe winter of 1995-96 in the U.S.
Oil companies,
however, were slow to rebuild inventories, because they thought Iraq would be allowed to increase oil production by the first quarter of 1996, keeping oil prices down. But when this additional supply didn't materialize, oil prices kept rising.

Drilling For Profits.
Our oil service stocks -- such as drilling companies and other companies that
"service" oil producers -- delivered a healthy 31.2% return to the Fund over the six months, even though we didn't hold them for the entire period. When energy prices rise significantly, oil service stocks usually appreciate more than oil producer stocks. That's because big oil producers generally boost exploration and production to meet increased demand, which generates immediate revenues -- and earnings -- for oil service companies.

Five Largest
Issuers.

4.2%  Noble Affiliates
      Exploration & Production

3.3   Western Gas Resource
      Energy Sources

3.3   Stillwater Mining
      Precious Metals

3.2   Crestar Energy
      Oil & Natural
      Gas Production

2.8   Champion International
      Forest Products & Paper

Expressed as a percentage of total net assets as of 11/30/96.

And Not So Well.
---------------------------------------------------------
Too Early On Oil.
We trimmed our energy holdings in midsummer, which was too early. We didn't share in their continued price appreciation. (Our energy holdings as a percentage of assets increased to 46% from 40% over the period, even though we reduced our holdings during that time -- that's because what we continued to hold went up so much.) After watching these stocks quickly run up in the first half of 1996, we reduced our holdings, because we thought the prospect of increased oil supplies from Iraq would cause these stocks to take a breather.
Instead, it took longer than expected for the U.N. to allow Iraq to ship oil, and oil service stocks kept rising well into November.

Precious Metal
Don't Always Shine.
Our investment in precious metals stocks -- especially gold mining companies -- was premature. These stocks declined 17.5% over the past six months. We had correctly foreseen that world demand for gold would outstrip current production. In fact, this caused gold prices to break $400 a ounce in
January, its highest level since July 1993. But we weren't prepared for gold prices to decline since then.

Looking Ahead.
----------------------------------------------------
Natural resource prices have moved up nicely over the past six months. We believe this is a harbinger of a long-term boom, as a finite supply of resources will be unable to meet a surging worldwide demand. In fact, as we reported to you last time, we think the 15-year-old bear market in commodities is nearing an end, fueled by the emerging economies of Asia and Latin America.
Over the shorter term, we think investors will find rising commodities prices an attractive alternative if soaring stock prices, especially in the U.S., begin to moderate.

President's Letter
January 1, 1997
------------------------------------------------------------
----------
(PICTURE)

Dear Shareholder:
For many investors, 1996 may well be the second year of back-to-back, double-digit stock market returns. In late November, the Dow Jones Industrial
Average passed 6500 -- only weeks after breaking the 6000 mark in mid-October.
America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued modest growth and low inflation we've enjoyed for the last several years.

This is good news. For most investors it's meant an increase in their share values for college funds, retirement nest eggs or other long-term financial goals. However, as you read your year-end account statements and make plans for
1997, it's important to remember that there never is a "sure thing" when it comes to investment returns. Stock and bond markets go down just as they go up.
(Did you notice the brief period of decline this past summer?) No one likes to see the value of their investments fall but such periods remind us we must keep our expectations realistic.

Regardless of the market's direction, a wise investor plans for tomorrow's needs today. Your Financial Advisor or Registered
Representative can help you:

- Review your portfolio and suggest strategies for 1997, such as diversifying across different types of investments. Financial markets seldom move in
  lockstep.By investing in a mix of stock and bond funds
(foreign & domestic)
  and money market funds you may be in a better position to achieve your long-term goals and to weather periods of uncertainty.

- See why annuities have become popular retirement planning tools. The choices are broader than ever. Our new Discovery SelectSM Variable
Annuity offers you
  many of the keys to successful retirement planning, including a personalized asset allocation program and a choice of 21 variable- or fixed-rate investment options offering a broad array of investment objectives and styles.

- Explain new retirement savings developments. For example, Congress has expanded the contribution limit on spousal IRAs. And don't forget, it's not too late for you to make a contribution to your IRA or open one for 1996. The
  IRS deadline is April 15, 1997, but it's best to act sooner.

hy not contact your Financial Advisor or Registered
Representative today? If
you are interested in Discovery SelectSM call for a prospectus, which contains more complete information. Read it carefully before you invest.

Sincerely,

Richard A. Redeker
President

P.S. Your 1997 Prudential IRA contribution may qualify you for a waiver of the annual custodial fee. Ask your financial representative for details.

Portfolio of Investments as of November 30, 1996
PRUDENTIAL NATURAL
(Unaudited)
RESOURCES FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Description                     Value
Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--98.5%
COMMON STOCKS--94.4%
------------------------------------------------------------
Australia--4.8%
  652,600   Acacia Resources(a) (Precious
               Metals)                             $
1,321,614
  444,465   Capral Aluminium Ltd.
               (Metals-Non Ferrous)
1,342,904
  173,300   Comalco Ltd. (Metals-Non Ferrous)
934,003
   71,900   CRA Ltd. (Metals-Non Ferrous)
1,204,205
  201,300   Delta Gold NL(a) (Precious Metals)
386,294
  153,200   Plutonic Resources Ltd. (Precious
               Metals)
685,559
  464,700   QNI Ltd. (Metals-Non Ferrous)
906,935
  113,864   Western Mining Corp. Hldgs. Ltd.
               (Metals-Non Ferrous)
725,248
                                                   ---------
---

7,506,762
------------------------------------------------------------
Canada--40.3%
  137,100   Agnico-Eagle Mines Ltd.
               (Precious Metals)
1,902,898
  152,200   Alberta Energy Co. Ltd. (Oil &
               Natural Gas Production &
               Refining)
3,503,901
  156,900   Anderson Exploration Ltd.(a) (Oil &
               Natural Gas Production)
2,020,919
  260,000   Arakis Energy Corp.(a) (Oil &
               Natural Gas Production)
1,543,750
  251,700   Archer Resources Ltd.(a) (Oil &
               Natural Gas Production)
1,304,242
  155,000   Arizona Star Resoure Ltd.(a)
               (Precious Metals)
883,485
   42,500   Barrick Gold Corp. (Precious Metals)
1,274,151
  364,200   Barrington Petroleum Ltd.(a)
               (Exploration & Production)
1,644,548
  616,700   Beau Canada Exploration Ltd.(a) (Oil
               & Natural Gas Production)
1,091,060
  175,500   Blue Range Resource Corp.(a) (Oil &
               Natural Gas Production)             $
1,182,212
   66,000   Cabre Exploration Ltd.(a) (Oil &
               Natural Gas Production)
1,091,939
  234,700   Cambior Inc. (Precious Metals)
3,500,781
   63,400   Cameco Corp. (Misc. Materials &
               Commodities)
2,719,691
   55,600   Canadian Natural Resources Ltd.(a)
               (Oil & Natural Gas Production)
1,522,837
  224,100   Crestar Energy Inc.(a) (Oil &
               Natural Gas Production)
4,960,093
  112,600   ELAN Energy Inc.(a) (Oil & Natural
               Gas Production)
916,870
   74,300   Grad & Walker Energy Corp.(a) (Oil &
               Natural Gas Production)
561,004
  100,000   Greenstone Resources Ltd.(a)
               (Precious Metals)
1,332,445
  280,936   HCO Energy Ltd.(a) (Oil & Natural
               Gas Production)
307,784
  114,600   International Pursuit Corp.(a)
               (Precious Metals)
385,987
   72,500   Jordan Petroleum Ltd.(a) (Oil &
               Natural Gas Production)
407,876
  300,000   Kap Resources Ltd.(a) (Chemicals)
766,156
  148,000   MacMillan Bloedel Ltd.(a)
               (Forest Products & Paper)
2,108,964
   42,000   Meridian Gold Inc.(a) (Precious
               Metals)
174,106
  171,000   Institutional Receipt(a)
708,861
  206,700   Northrock Resources Ltd.(a) (Oil &
               Natural Gas Production)
1,958,517
  149,300   Northstar Energy Corp.(a)
               (Exploration & Production)
1,878,822
  225,000   Pacific Forest Products Ltd.(a)
               (Forest Products & Paper)
2,956,362

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments as of November 30, 1996
PRUDENTIAL NATURAL
(Unaudited)
RESOURCES FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Canada (cont'd.)
   57,700   Placer Dome Inc. (Precious Metals)     $
1,366,792
   50,000   Potash Corp. (Chemicals)
3,768,750
  123,300   Repadre Capital Corp.(a)
               (Precious Metals)
739,307
   73,700   Rigel Energy Corp.(a) (Oil & Natural
               Gas Production)
796,521
  332,500   Rio Alto Exploration Ltd.(a)
               (Exploration & Production)
2,424,402
   95,100   Timberwest Forest Ltd. (Forest
               Products & Paper)
1,407,950
  406,400   Tiomin Resources Inc.(a) (Metals-Non
               Ferrous)
1,040,894
  192,900   Triton Mining Corp.(a) (Precious
               Metals)
713,968
  216,200   TVX Gold, Inc.(a) (Precious Metals)
1,528,396
  128,100   Viridian Inc.(a) (Chemicals)
1,640,484
  245,414   Westaim Corp.(a) (Misc. Materials &
               Commodities)
763,002
  400,000   Westmin Resources Ltd.(a)
               (Metals-Non Ferrous)
2,043,082
                                                   ---------
---

62,843,809
------------------------------------------------------------
France--1.1%
   21,217   Total France Petroleum Ltd.
               (Integrated Producers)
1,695,169
------------------------------------------------------------
Japan--0.1%
   22,000   Okato Shoji Co. Ltd.(a) (Financial
               Services)
197,102
------------------------------------------------------------
New Zealand--1.7%
1,142,412   Fletcher Challenge Ltd. (Forest
               Products & Paper)
1,885,597
1,004,560   Tasman Agriculture (Miscellaneous
               Industrial)
821,887
                                                   ---------
---

2,707,484
South Africa--3.3%
   50,000   Durban Roodepoort Deep Ltd.(a)
               (Precious Metals)                   $
428,184
   82,600   Kloof Gold Mining Co. Ltd. ADR
               (Precious Metals)
681,450
  129,500   Harmony Gold Mining Co. Ltd.(a)
               (Precious Metals)
1,010,732
  206,000   Randgold & Exploration Co.(a)
               (Precious Metals)
1,476,054
   10,700   Vaal Reefs Exploration & Mining Co.
               Ltd.
               (Precious Metals)
744,651
   24,300   Western Deep Levels Ltd.
               (Precious Metals)
742,829
                                                   ---------
---

5,083,900
------------------------------------------------------------
United States--43.1%
  202,700   Abacan Resources Corp.(a) (Oil &
               Natural Gas Production)
1,735,619
   54,100   Aluminum Company of America
               (Metals-Non Ferrous)
3,442,112
   23,500   Anadarko Petroleum Corp.
               (Oil & Natural Gas Production)
1,571,563
  113,600   Asia Pacific Resource International
               Holdings Ltd.(a) (Forest Products
               & Paper)
568,000
  137,500   Brush Wellman Inc.
               (Metals-Non Ferrous)
2,303,125
  100,000   Champion International Corp.
               (Forest Products & Paper)
4,300,000
  103,037   Coflexip ADR(a) (Energy Equipment &
               Services)
2,769,119
   47,700   Cross Timbers Oil Co. (Oil & Natural
               Gas Production)
1,144,800
   84,500   Dawson Production Services Inc.(a)
               (Oil Services)
1,045,688
   26,800   Freeport-McMoran Copper & Gold Inc.
               (Metals-Non Ferrous)
800,650
   60,000   FX Energy Inc.(a) (Oil & Natural Gas
               Production)
540,000
   58,511   Getchell Gold Corp.(a) (Precious
               Metals)
2,289,243

------------------------------------------------------------
--------------------
-----                                  4      See Notes to
Financial Statements.

Portfolio of Investments as of November 30, 1996
PRUDENTIAL NATURAL
(Unaudited)
RESOURCES FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
United States (cont'd.)
   80,000   Golden Star Resources Ltd.(a)
               (Precious Metals)                   $
1,210,000
  171,500   Harcor Energy Inc.(a) (Oil & Natural
               Gas Production & Refining)
846,781
   50,900   J. Ray McDermott, S.A.(a) (Energy
               Equipment & Services)
1,259,775
   74,500   Louisiana-Pacific Corp. (Forest
               Products & Paper)
1,685,563
  555,700   Mesa, Inc.(a) (Oil & Natural Gas
               Production & Refining)
2,847,962
   41,600   Newfield Exploration Co.(a)
               (Exploration & Production)
2,085,200
   37,658   Newmont Mining Corp. (Precious
               Metals)
1,802,877
  186,822   NGC Corp. (Energy Sources)
4,063,378
  138,500   Noble Affiliates, Inc. (Exploration
               & Production)
6,526,812
  185,900   Nord Resources Corp.(a)
               (Metals-Non Ferrous)
790,075
   40,800   Pegasus Gold Inc.(a) (Precious
               Metals)
382,500
   21,300   Precision Drilling Corp.(a)
               (Energy Equipment)
676,275
   43,600   Rayonier Inc. (Forest Products)
1,689,500
  143,900   Santa Fe Pacific Gold Corp.
               (Precious Metals)
1,654,850
  293,500   Stillwater Mining Co.(a) (Precious
               Metals)
5,136,250
   60,500   Stolt Comex Seaway(a) (Energy
               Equipment & Services)
1,134,375
   42,500   TJ International Inc. (Forest
               Products)
924,375
  131,760   Veritas DGC Inc.(a) (Oil Services)
2,816,370
   68,107   Weatherford Enterra Inc.(a) (Energy
               Equipment & Services)
2,077,264
  273,000   Western Gas Resources, Inc. (Energy
               Sources)
5,152,875
                                                   ---------
---

67,272,976
                                                   ---------
---
            Total common stocks
               (cost US$120,038,642)
147,307,202
                                                   ---------
---
PREFERRED STOCKS--2.7%
------------------------------------------------------------
United States--2.7%
   19,400   Freeport-McMoran Copper & Gold Inc.,
               $0.025 (Metals-Non Ferrous)         $
344,350
   16,400   Hecla Mining Co.,
               7.00%, Convertible, Ser. B
               (Precious Metals)
746,200
  532,765   Mesa Inc.,
               8.00%, Convertible, Ser. A(a)
               (Oil & Natural Gas Production)
3,196,590
                                                   ---------
---
            Total preferred stocks
               (cost US$2,567,423)
4,287,140
                                                   ---------
---
WARRANTS(a)--0.1%
------------------------------------------------------------
Canada--0.1%
  150,000   Kap Resources Ltd.,
               Expiring 8/3/00 @ CAD$2
               (Chemicals)
               (cost US$101,374)
141,572
                                                   ---------
---
Principal
Amount
(000)
CONVERTIBLE BONDS--1.3%
------------------------------------------------------------
Canada--0.5%
  CAD 600   Golden Shamrock Mines Ltd.,
               Sr. Sub. Deb.,
               7.50%, 5/9/00
               (Precious Metals)
691,260
                                                   ---------
---
------------------------------------------------------------
South Africa--0.2%
 ZAR  300   Randgold Finance BVI Ltd.,
               Sec'd. Gtd.,
               7.00%, 10/3/01, (Gold Mines)
313,500
                                                   ---------
---

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

PRUDENTIAL NATURAL
RESOURCES FUND, INC.
Portfolio of Investments as of November 30, 1996
(Unaudited)
------------------------------------------------------------

Principal
Amount
(000)       Description                     Value (Note 1)
------------------------------------------------------------
United States--0.6%
US$ 1,051   Coeur D Alene Mines Corp.,
               Sr. Sub. Deb., (Precious Metals)
               6.375%, 1/31/04                     $
950,498
                                                   ---------
---
            Total convertible bonds
               (cost US$1,913,429)
1,955,258
                                                   ---------
---
            Total long-term investments
               (cost US$124,620,868)
153,691,172
                                                   ---------
---
SHORT-TERM INVESTMENTS--1.3%
------------------------------------------------------------
Repurchase Agreement--1.3%
United States--1.3%
    1,979   Joint Repurchase Agreement Account,
               5.68%, 11/1/96,
               (cost US$1,979,000; Note 5)
1,979,000
                                                   ---------
---
------------------------------------------------------------
Total Investments--99.8%
            (cost US$126,599,868; Note 4)
155,670,172
            Other assets in excess of
               liabilities--0.2%
299,665
                                                   ---------
---
            Net Assets--100%
$155,969,837
                                                   ---------
---
                                                   ---------
---

---------------
(a) Non-income producing security.
ADR--American Depositary Receipt.
------------------------------------------------------------
--------------------
-----                                  6      See Notes to
Financial Statements.

PRUDENTIAL NATURAL
Statement of Assets and Liabilities (Unaudited)
RESOURCES FUND, INC.
------------------------------------------------------------
--------------------

Assets
November 30, 1996
Investments, at value (cost
$126,599,868)...............................................
 ................      $   155,670,172
Foreign currency, at value (cost
$536,278)...................................................
 ...........              529,672
Cash........................................................
 ............................................
26,078
Receivable for Fund shares
sold........................................................
 .................              429,379
Receivable for investments
sold........................................................
 .................              218,703
Dividends and interest
receivable..................................................
 .....................              139,063
Other
assets......................................................
 ......................................                3,058

-----------------
   Total
assets......................................................
 ...................................          157,016,125

-----------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ....................              652,326
Payable for investments
purchased...................................................
 ....................              138,304
Distribution fee
payable.....................................................
 ...........................              100,567
Management fee
payable.....................................................
 .............................               94,785
Accrued expenses and other
liabilities.................................................
 .................               54,440
Withholding taxes
payable.....................................................
 ..........................                5,866

-----------------
   Total
liabilities.................................................
 ...................................            1,046,288

-----------------
Net
Assets......................................................
 ........................................      $
155,969,837

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ........................      $        87,992
   Paid-in capital in excess of
par.........................................................
 ............          107,463,636

-----------------

107,551,628
   Accumulated net investment
loss........................................................
 ..............             (745,362)
   Accumulated net realized gains on investments and foreign
currency transactions......................
20,099,093
   Net unrealized appreciation on investments and foreign
currency transactions.........................
29,064,478

-----------------
Net assets, November 30,
1996........................................................
 ...................      $   155,969,837

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($41,757,829 / 2,285,249 shares of common stock issued
and outstanding)...........................
$18.27
   Maximum sales charge (5% of offering
price)......................................................
 ....                  .96

-----------------
   Maximum offering price to
public......................................................
 ...............               $19.23

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($111,913,042 / 6,383,503 shares of common stock
issued and outstanding)..........................
$17.53

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($1,998,918 / 114,017 shares of common stock issued
and outstanding)..............................
$17.53

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($300,048 / 16,409 shares of common stock issued and
outstanding).................................
$18.29

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

PRUDENTIAL NATURAL
RESOURCES FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                               Six Months
                                                  Ended
Net Investment Income (Loss)                November 30,
1996
Income
   Dividends (net of foreign withholding
      taxes of $54,320)..................      $   700,165
   Interest (net of foreign withholding
      taxes of $511).....................          126,158
                                            ----------------
-
      Total income.......................          826,323
                                            ----------------
-
Expenses
   Management fee........................          528,080
   Distribution fee--Class A.............           45,409
   Distribution fee--Class B.............          513,798
   Distribution fee--Class C.............            8,505
   Transfer agent's fees and expenses....          101,000
   Custodian's fees and expenses.........           75,000
   Reports to shareholders...............           43,000
   Registration fees.....................           30,000
   Audit fee and expenses................           19,000
   Directors' fees and expenses..........           19,000
   Legal fees and expenses...............            6,000
   Miscellaneous.........................           10,539
                                            ----------------
-
      Total expenses.....................        1,399,331
                                            ----------------
-
Net investment loss......................         (573,008)
                                            ----------------
-
Realized and Unrealized Gain (Loss)
on Investments and Foreign
Currency Transactions
Net realized gain (loss) on:
   Investment transactions...............       14,193,095
   Foreign currency transactions.........          (26,281)
                                            ----------------
-
                                                14,166,814
                                            ----------------
-
Net change in unrealized appreciation/depreciation on:
   Investment transactions...............       (6,291,161)
   Foreign currency transactions.........           (1,843)
                                            ----------------
-
                                                (6,293,004)
                                            ----------------
-
Net gain on investments and foreign
   currencies............................        7,873,810
                                            ----------------
-
Net Increase in Net Assets
Resulting from Operations................      $ 7,300,802
                                            ----------------
-
                                            ----------------
-

PRUDENTIAL NATURAL
RESOURCES FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                     Six Months
                                       Ended         Year
Ended
Increase in                         November 30,      May
30,
Net Assets                              1996            1995
Operations
   Net investment loss............  $   (573,008)   $
(727,538)
   Net realized gain on investment
      and foreign currency
      transactions................    14,166,814
9,504,064
   Net change in unrealized
      appreciation/depreciation on
      investments and foreign
      currencies..................    (6,293,004)
22,743,837
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...     7,300,802
31,520,363
                                    ------------    --------
----
Net equalization credits..........            --
90,374
                                    ------------    --------
----
Distributions from net realized
   gains on investment and written
   option transactions (Note 1)
   Class A........................            --
(1,303,488)
   Class B........................            --
(4,284,054)
   Class C........................            --
(33,008)
                                    ------------    --------
----
                                              --
(5,620,550)
                                    ------------    --------
----
Fund share transactions (net of
   share conversions) (Note 6)
   Proceeds from shares sold......    73,727,259
122,535,276
   Net asset value of shares
      issued in reinvestment of
      distributions...............            --
5,017,619
   Cost of shares reacquired......   (72,306,577)
(107,356,234)
                                    ------------    --------
----
   Net increase in net assets from
      Fund share transactions.....     1,420,682
20,196,661
                                    ------------    --------
----
Total increase....................     8,721,484
46,186,848
Net Assets
Beginning of period...............   147,248,353
101,061,505
                                    ------------    --------
----
End of period.....................  $155,969,837
$147,248,353
                                    ------------    --------
----
                                    ------------    --------
----

------------------------------------------------------------
--------------------
-----                                  8      See Notes to
Financial Statements.

                                                PRUDENTIAL
NATURAL
Notes to Financial Statements (Unaudited)       RESOURCES
FUND, INC.
------------------------------------------------------------
--------------------
Prudential Natural Resources Fund, Inc., (the ``Fund''), is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. The Fund's investment objective is long-term growth of capital which it
seeks to achieve by investing primarily in equity securities of foreign and
domestic natural resource companies.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Security Valuation: Securities traded on an exchange are valued at the last reported sales price on the primary exchange on which they
are traded.
Securities traded in the over-the-counter market (including
securities listed on
exchanges for which a last sales price is not available) are valued at the
average of the last reported bid and asked prices.
Securities for which market
quotations are not available, other than private placements, shall each be
valued at a price supplied by an independent pricing agent,
which is, in the
opinion of such pricing agent, representative of the market
value of such
securities as of the time of determination of net asset
value. Securities for
which market quotations are not readily available, and for
which the pricing
agent or principal market maker does not provide a
valuation, including
restricted securities, will be valued at fair value as
determined in good faith
according to a pricing procedure developed by the Investment
Adviser under
procedures established by and under the general supervision
of the Fund's Board
of Directors. Options listed on exchanges are valued at
their closing price on
the applicable exchange.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction including accrued interest.
If the seller defaults, and the value of the collateral
declines or if
bankruptcy proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Fund may be delayed or
limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
daily closing rates of exchange.
(ii) purchases and sales of investment securities, income
and expenses--at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented using the
foreign exchange
rates and market values at the close of the fiscal year, the
Fund does not
isolate that portion of the results of operations arising as a result of changes
in the foreign exchange rates from the fluctuations arising
from changes in the
market prices of securities held at the fiscal year end.
Similarly, the Fund
does not isolate the effect of changes in foreign exchange
rates from the
fluctuations arising from changes in the market prices of
long-term portfolio
securities sold during the fiscal year.
Net realized losses on foreign currency transactions of
$26,281 represents net
foreign exchange gains or losses from disposition of foreign currencies,
currency gains or losses realized between the trade and
settlement dates on
security transactions, and the difference between the
amounts of dividends,
interest and foreign taxes recorded on the Fund's books and
the U.S. dollar
equivalent amounts actually received or paid. Net unrealized currency gains and
losses from valuing foreign currency denominated assets and
liabilities (other
than investments) at fiscal year end exchange rates are
reflected as a component
of net unrealized depreciation on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and the regulation of
foreign securities
markets.
Securities Transactions and Investment Income: Securities
transactions are
recorded on the trade date. Realized gains and losses from
investment and
currency transactions are calculated on the identified cost
basis. Dividend
income is recorded on the ex-dividend date and interest
income is recorded on an
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
------------------------------------------------------------
--------------------

9 -----

PRUDENTIAL NATURAL
Notes to Financial Statements (Unaudited)
RESOURCES FUND, INC.
------------------------------------------------------------
--------------------
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
of the Fund based
upon the relative proportion of net assets of each class at
the beginning of the
day.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable income to shareholders.
Therefore, no federal
income tax provision is required.
Withholding taxes on foreign interest, dividends and
(realized and unrealized)
capital gains have been provided for in accordance with the
Fund's understanding
of the applicable country's tax rules and rates. In
addition, certain countries
impose taxes on capital gains realized on the sale of
portfolio securities, and
as such, taxes have been accrued where applicable on the
unrealized gains of
such securities.
Dividends and Distributions: The Fund expects to pay
dividends out of net
investment income and make distributions of any net capital
gains, at least
annually, if any. Dividends and distributions are recorded
on the ex-dividend
date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatments of wash
sales, foreign currencies and passive investment companies'
transactions.
Equalization: Effective June 1, 1996, the Fund discontinued
the accounting
practice of equalization. Equalization is a practice whereby a portion of the
proceeds from sales and costs of repurchases of capital
shares, equivalent on a
per share basis to the amount of distributable net
investment income on the date
of the transaction, is credited or charged to undistributed
net investment
income. The balance of $39,777 of undistributed net
investment income at May 31,
1996, resulting from equalization was transferred to paid-in capital in excess
of par. Such reclassification has no effect on net assets,
results of
operations, or net asset value per share.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to decrease undistributed net investment
income by $26,281
and increase accumulated net realized gain on investments
and foreign currency
transactions by $26,281 for the six months ended November
30, 1996. Net realized
gains and net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the services
of PIC, the cost of
compensation of officers of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .75 of 1% of the average net assets of the Fund.
The Fund has a distribution agreement with Prudential
Securities Incorporated
(``PSI''), which acts as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund. The Fund compensates PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution, (the ``Class A, B and C Plans'') regardless of expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
No distribution or service fees are paid to PSI as
distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI for its
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and Class
C shares,
respectively. Such expenses under the Plans were .25 of 1%,
1% and 1% of the
average daily net assets of the Class A, B and C shares,
respectively, for the
six months ended November 30, 1996.
PSI has advised the Fund that it has received approximately
$39,000 in front-end
sales charges resulting from sales of Class A shares during
the six months ended
November 30, 1996. From these fees, PSI paid such sales
charges to dealers which
in turn paid commissions to salespersons and incurred other
distribution costs.
PSI has advised the Fund that for the six months ended
November 30, 1996, it
received approximately $112,800 and $1,700 in contingent
------------------------------------------------------------
--------------------
-----                                  10

PRUDENTIAL NATURAL
Notes to Financial Statements (Unaudited)
RESOURCES FUND, INC.
------------------------------------------------------------
--------------------
deferred sales charges imposed upon redemptions by certain
Class B and Class C
shareholders, respectively.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent and during the six
months ended
November 30, 1996, the Fund incurred fees of approximately
$90,300 for the
services of PMFS. As of November 30, 1996, approximately
$16,400 of such fees
were due to PMFS. Transfer agent fees and expenses in the
Statement of
Operations include certain-out-of pocket expenses paid to
non-affiliates.
For the six months ended November 30, 1996, PSI and/or its
foreign affiliates
earned approximately $4,200 in brokerage commissions from
portfolio transactions
executed on behalf of the Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments
for the six months ended November 30, 1996 aggregated
$46,801,640 and
$43,634,570, respectively.
The federal income tax basis of the Fund's investments at
November 30, 1996 was
$126,743,542 and accordingly, net unrealized appreciation
for federal income tax
purposes was $28,926,630 (gross unrealized appreciation--
$34,115,006 gross
unrealized depreciation--$5,188,376).
The Fund will elect to treat net currency losses of
approximately $21,000
incurred in the seven month ended May 31, 1996 as having
been incurred in the
current fiscal year.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. At November
30, 1996, the Fund
had a .2% undivided interest in the repurchase agreements in the joint account.
The undivided interest for the Fund represented $1,979,000
in principal amount.
As of such date, each repurchase agreement in the joint
account and the value of
the collateral therefor was as follows:
Bear, Stearns & Co., 5.68%, in the principal amount of
$280,000,000, repurchase
price $280,132,533, due 12/2/96. The value of the collateral including accrued
interest is $285,853,687.
CS First Boston Corp., 5.68%, in the principal amount of
$280,000,000,
repurchase price $280,132,533, due 12/2/96. The value of the collateral
including accrued interest is $290,562,888.
J.P. Morgan Securities, 5.65%, in the principal amount of
$34,809,000,
repurchase price $34,825,389, due 12/2/96. The value of the
collateral including
accrued interest is $35,526,121.
Smith Barney, Inc., 5.68%, in the principal amount of
$280,000,000, repurchase
price $280,132,533, due 12/2/96. The value of the collateral including accrued
interest is $286,599,817.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z
shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B
shares are sold with a
contingent deferred sales charge which declines from 5% to
zero depending on the
period of time the shares are held. Class C shares are sold
with a contingent
deferred sales charge of 1% during the first year. Class B
shares will
automatically convert to Class A shares on a quarterly basis approximately seven
years after purchase. Effective September 13, 1996 the Fund
commenced offering
Class Z shares. Class Z shares are not subject to any sales
or redemption charge
and are offered exclusively for sale to a limited group of
investors.
The Fund has authorized 500 million shares of common stock
$.01 par value per
share equally divided into four classes, designated Class A,
Class B, Class C
and Class Z common stock.
------------------------------------------------------------
--------------------

11 -----

PRUDENTIAL NATURAL
Notes to Financial Statements (Unaudited)
RESOURCES FUND, INC.
------------------------------------------------------------
--------------------
Transactions in shares of common stock were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended November 30, 1996:
Shares sold........................    2,430,480    $
41,488,292
Shares reacquired..................   (2,233,534)
(38,278,955)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      196,946
3,209,337
Shares issued upon conversion from
  Class B..........................      208,153
3,483,278
                                      ----------    --------
----
Net increase in shares
  outstanding......................      405,099    $
6,692,615
                                      ----------    --------
----
                                      ----------    --------
----
Year ended May 31, 1996:
Shares sold........................    2,539,693    $
38,555,696
Shares issued in reinvestment of
  distributions....................       79,485
1,097,686
Shares reacquired..................   (2,375,614)
(35,670,241)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      243,564
3,983,141
Shares issued upon conversion from
  Class B..........................      203,473
3,015,272
                                      ----------    --------
----
Net increase in shares
  outstanding......................      447,037    $
6,998,413
                                      ----------    --------
----
                                      ----------    --------
----
Class B
-----------------------------------
Six months ended November 30, 1996:
Shares sold........................    1,804,687    $
29,794,807
Shares reacquired..................   (1,975,420)
(32,230,659)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (170,733)
(2,435,852)
Shares reacquired upon conversion
  into Class A.....................     (216,379)
(3,483,278)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (387,112)   $
(5,919,130)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended May 31, 1996:
Shares sold........................    5,634,740    $
82,831,397
Shares issued in reinvestment of
  distributions....................      287,532
3,890,312
Shares reacquired..................   (4,990,847)
(71,288,757)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      931,425
15,432,952
Shares reacquired upon conversion
  into Class A.....................     (210,326)
(3,015,272)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      721,099    $
12,417,680
                                      ----------    --------
----
                                      ----------    --------
----
Class C                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended November 30, 1996:
Shares sold........................      122,049    $
2,029,505
Shares reacquired..................     (100,893)
(1,676,703)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       21,156    $
352,802
                                      ----------    --------
----
                                      ----------    --------
----
Year ended May 31, 1996:
Shares sold........................       73,169    $
1,148,183
Shares issued in reinvestment of
  distributions....................        2,191
29,621
Shares reacquired..................      (27,858)
(397,236)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       47,502    $
780,568
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
-----------------------------------
September 16, 1996* through
  November 30, 1996:
Shares sold........................       23,172    $
414,655
Shares reacquired..................       (6,763)
(120,260)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       16,409    $
294,395
                                      ----------    --------
----
                                      ----------    --------
----

---------------
* Commencement of offering of Class Z shares.
------------------------------------------------------------
Note 7. Distributions
On December 10, 1996, the Board of Directors of the Fund
declared a short-term
capital gain distribution of $.38 per share and a long-term
capital gain
distribution of $1.56 per share for Class A, B, C and Z
shares, respectively,
payable on December 19, 1996 to shareholders of record on
December 16, 1996.
------------------------------------------------------------
--------------------
-----                                  12

PRUDENTIAL NATURAL
Financial Highlights (Unaudited)
RESOURCES FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                                          --
------------------------------------------------------------
----------

Six Months

Ended                           Year Ended May 31,

November 30,     -------------------------------------------
------------

1996         1996(d)     1995(a)     1994(a)     1993(a)
1992(a)
                                                          --
----------     -------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................
$  17.34       $ 13.73     $ 12.55     $11.84      $10.02
$ 9.73

------       -------     -------     -------     -------
-------
Income from investment operations
Net investment income (loss)..........................
(.07)         (.01)       (.03)       .01         .02
 .01
Net realized and unrealized gain on investment and
   foreign currency transactions......................
1.00          4.42        1.21        .70        1.80
 .38

------       -------     -------     -------     -------
-------
   Total from investment operations...................
 .93          4.41        1.18        .71        1.82
 .39

------       -------     -------     -------     -------
-------
Less distributions
Dividends from net investment income..................
--            --          --         --          --
(.09)
Distributions from net realized gains on investment
   and foreign currency transactions..................
--          (.80)         --         --          --
(.01)

------       -------     -------     -------     -------
-------
   Total distributions................................
--          (.80)         --         --          --
(.10)

------       -------     -------     -------     -------
-------
Net asset value, end of period........................
$  18.27       $ 17.34     $ 13.73     $12.55      $11.84
$10.02

------       -------     -------     -------     -------
-------

------       -------     -------     -------     -------
-------
TOTAL RETURN(b):......................................
5.36%        33.51%       9.40%       6.00%      18.16%
4.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).......................
$ 41,757       $32,608     $19,682     $6,505      $1,898
$590
Average net assets (000)..............................
$ 36,228       $23,106     $10,791     $4,106      $  758
$647
Ratios to average net assets:
   Expenses, including distribution fees..............
1.43%(c)      1.57%       1.73%      1.89%       2.38%
2.59%
   Expenses, excluding distribution fees..............
1.18%(c)      1.32%       1.48%      1.65%       2.18%
2.39%
Net investment income (loss)..........................
(.28)%(c)     (.09)%      (.25)%      .11%        .13%
 .44%
For Class A, B and C shares:
Portfolio turnover....................................
32%           41%         36%        19%         50%
36%
Average commission rate per share.....................
$  .0392       $ .0290         N/A        N/A         N/A
N/A

---------------
(a) Calculated based upon average shares outstanding by
class.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Calculated prior to Statement of Position 93-2
adjustments (See Note 1).
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13 -----

                                                  PRUDENTIAL
NATURAL
Financial Highlights (Unaudited)                  RESOURCES
FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                                          --
------------------------------------------------------------
----------

Six Months

Ended                            Year Ended May 31,

November 30,     -------------------------------------------
------------

1996         1996(d)      1995(a)     1994(a)     1993(a)
1992(a)
                                                          --
----------     --------     -------     -------     -------
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................
$  16.70       $  13.35     $ 12.29     $ 11.69     $  9.97
$  9.72
                                                          --
----------     --------     -------     -------     -------
------
Income from investment operations
Net investment loss...................................
(.09)          (.10)       (.13)       (.08)       (.07)
(.08)
Net realized and unrealized gain on investment and
   foreign currency transactions......................
 .92           4.25        1.19         .68        1.79
 .39
                                                          --
----------     --------     -------     -------     -------
------
   Total from investment operations...................
 .83           4.15        1.06         .60        1.72
 .31
                                                          --
----------     --------     -------     -------     -------
------
Less distributions
Dividends from net investment income..................
--             --          --          --          --
(.05)
Distributions from net realized gains on investment
   and foreign currency transactions..................
--           (.80)         --          --          --
(.01)
                                                          --
----------     --------     -------     -------     -------
------
   Total distributions................................
--           (.80)         --          --          --
(.06)
                                                          --
----------     --------     -------     -------     -------
------
Net asset value, end of period........................
$  17.53       $  16.70     $ 13.35     $ 12.29     $ 11.69
$  9.97
                                                          --
----------     --------     -------     -------     -------
------
                                                          --
----------     --------     -------     -------     -------
------
TOTAL RETURN(b):......................................
4.97%         32.49%       8.62%       5.13%      17.25%
3.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).......................
$111,913       $113,090     $80,774     $64,235     $36,150
$23,228
Average net assets (000)..............................
$102,479       $ 84,396     $74,681     $48,772     $23,464
$26,877
Ratios to average net assets:
   Expenses, including distribution fees..............
2.18%(c)       2.32%       2.48%       2.65%       3.18%
3.39%
   Expenses, excluding distribution fees..............
1.18%(c)       1.32%       1.48%       1.65%       2.18%
2.39%
Net investment loss...................................
(1.03)%(c)      (.84)%     (1.05)%      (.67)%      (.67)%
(.36)%

---------------
(a) Calculated based upon average shares by class.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Calculated prior to Statement of Position 93-2
adjustments (See Note 1).
------------------------------------------------------------
--------------------
-----                                  14     See Notes to
Financial Statements.

PRUDENTIAL NATURAL
Financial Highlights (Unaudited)
RESOURCES FUND, INC.
------------------------------------------------------------
--------------------

Class C                        Class Z
                                                          --
-------------------------------------     -------------

August 1,      September 13,

Six Months                   1994(d)          1996(f)

Ended                      through          through

November 30,                  May 31,       November 30,

1996         1996(e)      1995(a)           1996
                                                          --
----------     -------     ----------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................
$16.70        $13.35        $12.47          $ 17.08

-----        -------        -----            -----
Income from investment operations
Net investment loss...................................
(.08)         (.10 )        (.13)            (.01)
Net realized and unrealized gain on investment and
   foreign currency transactions......................
 .91          4.25          1.01             1.22

-----        -------        -----            -----
   Total from investment operations...................
 .83          4.15           .88             1.21

-----        -------        -----            -----
Less distributions
Dividends from net investment income..................
--            --            --               --
Distributions from net realized gains on investment
   and foreign currency transactions..................
--          (.80 )          --               --

-----        -------        -----            -----
   Total distributions................................
--          (.80 )          --               --

-----        -------        -----            -----
Net asset value, end of period........................
$17.53        $16.70        $13.35          $ 18.29

-----        -------        -----            -----

-----        -------        -----            -----
TOTAL RETURN(b):......................................
4.97%        32.49 %        7.06%            7.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).......................
$1,999        $1,551          $606             $300
Average net assets (000)..............................
$1,696          $734          $294              $83
Ratios to average net assets:
   Expenses, including distribution fees..............
2.18%(c)      2.32 %        2.56%(c)         1.18%(c)
   Expenses, excluding distribution fees..............
1.18%(c)      1.32 %        1.56%(c)         1.18%(c)
Net investment loss...................................
(1.03)%(c)     (.84 )%      (1.08)%(c)        (.03)%(c)

---------------
(a) Calculated based upon average shares by class.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering Class C shares.
(e) Calculated prior to Statement of Position 93-2
adjustments (See Note 1).
(f) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
15 -----

PRUDENTIAL NATURAL
Supplemental Proxy Information                     RESOURCES
FUND, INC.
------------------------------------------------------------
--------------------
   The Annual Meeting of Shareholders of the Prudential
Natural Resources Fund,
Inc. (the ``Fund'') was held on Wednesday, October 30, 1996 at the offices of
Prudential Securities Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Directors as follows: Edward D. Beach, Stephen
C. Eyre, Delayne
    Dedrick Gold, Robert F. Gunia, Don G. Hoff, Robert E.
LaBlanc, Mendel A.
    Melzer, Richard A. Redeker, Robin B. Smith, Stephen
Stoneburn and Nancy H.
    Teeters.
(2) To amend the Fund's fundamental investment restriction relating to securities lending.
(3) To ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending May 31, 1997.
    The results of the proxy solicitation on the above matters were as follows:

                    Director/Matter
Votes for                   Votes against
Abstentions
                                                          --
--------------               -------------               ---
--------
(1) Edward D. Beach
3,892,431                          --
143,274
   Stephen C. Eyre
3,902,327                          --
133,378
   Delayne Dedrick Gold
3,902,151                          --
133,554
   Robert F. Gunia
3,909,052                          --
126,653
   Don G. Hoff
3,909,819                          --
125,886
   Robert E. LaBlanc
3,909,883                          --
125,822
   Mendel A. Melzer
3,906,748                          --
128,957
   Richard A. Redeker
3,905,038                          --
130,667
   Robin B. Smith
3,906,345                          --
129,360
   Stephen Stoneburn
3,909,396                          --
126,309
   Nancy H. Teeters
3,897,030                          --
138,675
(2) Investment Restrictions-securities lending
2,728,055                     159,102
191,356
(3) Independent Auditors
3,863,164                      38,241
134,300

------------------------------------------------------------
--------------------
-----                                  16

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
David W. Drasnin, Vice President
Robert F. Gunia, Vice President
Susan C. Cote, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of November 30, 1996 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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